Note 5 - Marketable Securities - Schedule of Marketable Securities (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Balance		$ 0
Change in fair value of market securities (Note 10)		(592,545)		$ 0	$ 0
Balance		$ 1,262,376		$ 0
Trading securities [member]
Statement Line Items [Line Items]
Balance (in shares)		0
Balance		$ 0
Reclassification – June 17, 2025 (in shares)		5,152,557
Reclassification – June 17, 2025, value	[1]	$ 1,854,921
Change in fair value of market securities (Note 10)		$ (592,545)
Balance (in shares)		5,152,557		0
Balance		$ 1,262,376	[1]	$ 0

[1]	determined based on the quoted market price.